Investment in Associate Company	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Abstract]
Investment in Associate Company
10.	INVESTMENT IN ASSOCIATE COMPANY

Jaguahr Therapeutics Pte. Ltd. became the investments in associates with 35% equity holding of the Company as of December 31, 2021 which is accounted for using the equity method in the consolidated financial statements. There was no investment in associates as of December 31, 2020.

Please refer to Note 9 on the summarised financial information in respect of the Company’s associate, Jaguahr Therapeutics Pte. Ltd.

Reconciliation of the Note 9 summarised financial information to the carrying amount of the interest in associate company recognised in the consolidated financial statements:

For the year ended
December 31, 2021
Net assets of associate	$1,270,339

Beginning balance	$-
Proportion of the interest sharing the losses of associate	444,619
Loss of interest at the date of dilution of shares in the associate	50,108
Ending balance	$494,728